DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.           DISCONTINUED OPERATIONS

Disposition of Renren SNS

In November 2018, the Company announced the proposed sale of its SNS Business which comprise of www.renren.com and its social networking service business which includes the Company’s SNS platform as well as its mobile live streaming to Beijing Infinities for a combined consideration of US$20 million in cash and US$40 million in the form of Beijing Infinities shares to be issued to the Company. One of the minority shareholders of Beijing Infinities is a company controlled by the Company’s chairman and chief executive officer, see note 20. In November 2018, the Company’s Board of Directors approved the proposed transaction. The disposal was completed on December 29, 2018 and as a result, the Company deconsolidated its SNS Business on that date. The Company’s SNS Business had historically been the core of the Company’s business and included the Company’s SNS platform which allows users to upload content to the platform, its SNS user base as well as the related employees and processes. The Company concluded that the disposal of the SNS Business represented a strategic shift of the Company’s operations where the Company would no longer focus on social networking but would rather focus on its used car business in China as well as its businesses outside of China. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Company’s SNS Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

As of December 31, 2018, the $20 million cash consideration remained outstanding and was recorded in amounts due from a related party. The Company collected $6.8 million in 2019. As of December 31, 2019, Beijing Infinities failed to make payments under the agreed extended repayment plan. Based on its assessment of the collectability, the Company provided an allowance of US$12.6 million for the receivable. Additionally, the shares receivable in the form of Beijing Infinities were not received as of December 31, 2019 and were recorded as non-current amount due from related party in the consolidated balance sheets as of December 31, 2018 and 2019.

On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	—

Gain on deconsolidation of Renren SNS	$59,656

The condensed cash flow from operating of Renren SNS Business were as follows for the years ended December 31, 2017 and 2018. The condensed cash flow from investing of Renren SNS Business were immaterial. For the year ended December 31, 2019, the net cash flow provided by operating activities of Renren SNS Business were US$681.

	Years ended December 31,
	2017	2018

Net cash used in operating activities	(8,144)	(1,437)

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018

Major classes of line items constituting pretax profit of discontinued operations
Revenues	$22,372	$19,679
Cost of revenues	(17,264)	(14,997)
Selling, research and development, and general and administrative expenses	(13,536)	(7,523)
Loss from the operations of the discontinued operations, before income tax	(8,428)	(2,841)
Income tax expenses	—	—
Loss from the operations of the discontinued operations, net of tax	(8,428)	(2,841)

Gain on deconsolidation of the subsidiaries, net of tax	—	59,656

(Loss) gain from the discontinued operations, net of tax	$(8,428)	$56,815

Disposition of OPI

On September 30, 2016, the Company announced a plan to spin off OPI that holds online talent show business ("Woxiu") and most of its investments in minority stakes in privately held companies. On December 22, 2016, the Company formed a special committee to review the terms of the proposed transaction. Subsequently, the Company revised the plan to substitute Beijing Zhenzhong Interactive Information Technology Co., Ltd ("Zhenzhong", a subsidiary of one of the Company’s VIEs) for Woxiu. On April 30, 2018, the Company announced that OPI will offer newly issued ordinary shares of OPI in a private placement to those shareholders of Renren as of the Record Date who satisfy all three of the following criteria: (1) the shareholder is an “accredited investor,” as such term is defined under the U.S. Securities Act of 1933, as amended, (2) the shareholder is a “qualified purchaser,” as such term is defined under the U.S. Investment Company Act of 1940, as amended, and (3) the shareholder is not a resident of a jurisdiction where the offering would be illegal. Additionally, the Company also announced a cash dividend payable by Renren to all shareholders other than those shareholders who waive the cash dividend in connection with the private placement described above. The amount of the cash dividend was US$0.6125 per ordinary share of Renren. The cash dividend and the private placement are part of an integrated series of transactions designed to address concerns that Renren may be deemed to be an investment company within the meaning of the Investment Company Act. The spin off transaction was consummated on June 21, 2018 with an issuance of a total of 816,261,781 ordinary shares of OPI on June 21, 2018 to those eligible shareholders of Renren as of June 14, 2018 who validly waived the cash dividend in connection with the private placement. In addition, on June 21, 2018, US$133.7 million of cash dividends, with US$0.6125 per ordinary share of Renren, was paid to the Company’s shareholders who were not accredited investors and elected to no longer remain investors of OPI subsequent to the private placement transaction. After the transaction, the Company no longer held any shares of OPI and OPI was deconsolidated from the Company’s consolidated financial statements. Additionally, the Company concluded that the disposal of OPI represents a non-pro rata distribution of shares of OPI to selected shareholders combined with a cash dividend to the remaining shareholders. Accordingly, the Company has accounted the disposal at fair value.

On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	—

Gain on deconsolidation of OPI	$182,441

The condensed cash flow of OPI were as follows for the years ended December 31, 2017 and 2018:

	Years ended December 31,
	2017	2018
	OPI	OPI

Net cash provided by (used in) operating activities	7,532	(28,134)
Net cash (used in) provided by investing activities	(8,450)	12
Net cash provided by financing activities	—	60,000

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018
	OPI	OPI

Major classes of line items constituting pretax profit of discontinued operations
Revenues	$5,106	$895
Cost of revenues	(3,820)	(834)
Selling, research and development, and general and administrative expenses	(3,046)	(1,394)
Other income (expense)	(1,424)	371
Interest expense	(5,822)	(3,142)
Realized loss on short-term investment	—	—
Impairment of long term investment	(113,073)	(2,180)
Loss from the operations of the discontinued operations, before income tax	(122,079)	(6,284)
Income tax expenses	—	—
(Loss) Gain of equity method investment	11,255	(9,674)
Loss from the operations of the discontinued operations, net of tax	(110,824)	(15,958)

Gain on deconsolidation of the subsidiaries, net of tax	—	182,441

(Loss) gain from the discontinued operations, net of tax	$(110,824)	$166,483